Investments in joint ventures and associates - Disclosure of share of net assets, joint ventures and associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	£ 608	£ 1,420
Exchange adjustments	13	(50)
Additions	27	116
Share of post-tax results for the year	76	73
Impairment	0	(303)
Dividends received	(100)	(71)
Disposals	0	(1)
Reclassification to held for sale (note 10)	0	(582)
Other movements	0	6
Investments accounted for using equity method, ending balance	624	608
Total for all joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	434	1,262
Exchange adjustments	30	(46)
Additions	4	93
Share of post-tax results for the year	61	62
Impairment	0	(303)
Dividends received	(82)	(53)
Disposals	0	0
Reclassification to held for sale (note 10)	0	(582)
Other movements	0	1
Investments accounted for using equity method, ending balance	447	434
Total for all associates
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	174	158
Exchange adjustments	(17)	(4)
Additions	23	23
Share of post-tax results for the year	15	11
Impairment	0	0
Dividends received	(18)	(18)
Disposals	0	(1)
Reclassification to held for sale (note 10)	0	0
Other movements	0	5
Investments accounted for using equity method, ending balance	£ 177	£ 174